UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31,2012

Check here if Amendment [   ];               Amendment Number:
       This Amendment (Check only one):         [  ] is a restatement.
                                                [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Berson & Corrado Investment Advisors, LLC
Address:  25 West 43rd Street
          Suite 920
          New York, NY 10036

Form 13F File Number: 028-13652

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Herman Lentz
Title: Chief Financial Officer
Phone: 212-9730-5444

Signature, Place, and Date of Signing:


 Herman Lentz               New York, NY            January 4, 2013
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: none



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                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                     0
                                                  -----------------------

Form 13F Information Table Entry Total:               31
                                                  -----------------------

Form 13F Information Table Value Total:            $144891 (x1000)
(x thousand)
                                                  -----------------------


List of Other Included Managers:





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                           Berson & Corrado Investment Advisors, LLC
                           Form 13F Information Table


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FORM 13F INFORMATION TABLE

    COLUMN 1                COLUMN 2          COLUMN 3      COLUMN 4     COLUMN 5         COLUMN 6       COLUMN 7     COLUMN 8
                            TITLE OF                          VALUE     SHRS OR SH/ PUT/  INVESTMENT      OTHER   VOTING AUTHORITY
NAME OF ISSUER               CLASS             CUSIP        (X$1000)     PRN AMT PRN CALL  DISCRETION     MANAGERS SOLE  SHARED NONE
----------------------------------------------------------------------------------------------------------------------------
AT&T Inc                     COM              00206R102       220.46      6540             SOLE                      6540
Acadia Pharmaceuticals       COM              04225108         69.75     15000             SOLE                     15000
Amarin Corp Plc New Adrf     SPON ADR NEW     023111206       766.97     94805             SOLE                     94805
Antares Pharma Inc           COM              036642106        57.15     15000             SOLE                     15000
Apple Computer Inc           COM              037833100       711.03      1336             SOLE                      1366
Baker Hughes Inc             COM              057224107      6921.56    169448             SOLE                    169448
Bank of America Corp         COM              060505104       176.88     15235             SOLE                     15235
Berkshire Hathaway Cl B      CL B             084670207C      465.72      5192             SOLE                      5192
Cenovus Energy Inc           COM              15135U109      8105.01    241652             SOLE                    241652
Chimera Investment Corp      COM              16934Q109        32.63     12500             SOLE                     12500
Companhia Vale Do Adr        COM              91912E105      7660.67    365490             SOLE                    365490
Exxon Mobil Corporation      COM              30231G102       446.83      5163             SOLE                      5163
Factset Research Systems     COM              303075105       246.57      2800             SOLE                      2800
Gencor Industries Inc        COM              368678108       135.90     18000             SOLE                     18000
Goldman Sachs Group Inc      COM              38141G104       290.00      2273             SOLE                      2273
Hertz Global Hldgs Inc       COM              42805T105      8854.93    544249             SOLE                    544249
Metlife Inc                  COM              59156R108      6556.87    199055             SOLE                    199055
National Oilwell Varco       COM              637071101      9615.41    140679             SOLE                    140679
Newcastle Investment Cp      COM              65105M108     11239.02   1294818             SOLE                   1294818
Promotora De Info Adr Bf     ADR CL B Con     74343G303       890.05    839674             SOLE                    839674
Promotora De Info Adr Af     ADR CL A SHS     74343G204       180.49    152954             SOLE                    152954
Proshs Ultrashrt S&P         PSHS ULSHT SP500 74347R883      3955.55     73102             SOLE                     73102
Prudential Financial Inc     COM              744320102      1802.87     33806             SOLE                     33806
Seadrill Ltd                 SHS              G7945E105      8309.90    225813             SOLE                    225813
Sigma Aldrich Corp           COM              826552101       281.08      3820             SOLE                      3820
Sirius Satellite Radio       COM              86967N108        44.51     15400             SOLE                     15400
Superior Energy Services     COM              868157108      8710.75    420403             SOLE                    420403
Teekay Lng  Partners LPF     PARTNRSHP UNITS  Y8564M105     23598.48    624629             SOLE                    624629
Teekay Offshore Partners     PARTNERSHIP UN   Y8565J101     25109.95    965396             SOLE                    965396
Teekay Tankers Ltd Cl Af     CL A             Y8565N102      9336.17   3219370             SOLE                   3219370
Tellabs Inc                  COM              879664100        97.93     42950             SOLE                     42950

TOTAL $144891 (X1000)

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